Other Assets and Liabilities (Narrative) (Detail) - Entity [Domain] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 2,048,581	¥ 1,620,168
Marketable equity securities included in investment in equity method investees, aggregated market values	2,348,395	1,789,053
Investment in equity method investees, recognized impairment losses of other-than-temporary declines in the value of investments in certain affiliated companies	¥ 102	32,824	¥ 14,635
Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, Ownership percentage	21.90%
Marketable Equity Securities [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,375,791	1,033,806
Marketable Equity Securities [Member] | Morgan Stanley MUFG Securities, Co., Ltd. [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	159,851	163,520
Marketable Equity Securities [Member] | Morgan Stanley [Member]
Schedule of Equity Method Investments [Line Items]
Investments in equity method investees	¥ 1,123,683	¥ 825,385